Report of Directors Corporate Governance - Notes to the single figure of remuneration - Benefits (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Sir Noel Quinn
Disclosure of transactions between related parties [line items]
Group income protection (non-taxable)	£ 57	£ 84
Accommodation in Hong Kong (taxable)	18	67
Car and driver in UK and Hong Kong (taxable)	15	47
Georges Elhedery
Disclosure of transactions between related parties [line items]
Group income protection (non-taxable)	49	49
Accommodation in Hong Kong (taxable)	0	0
Car and driver in UK and Hong Kong (taxable)	£ 0	£ 0